As filed with the Securities and Exchange Commission on December 16, 2004

File No. 333-95637
File No. 811-09799

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

_________________

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ ]
Pre-effective Amendment No. [ ]
Post-Effective Amendment No. 6 [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ ]
Post-effective Amendment No. 6 [X]

PRUDENTIAL DISCOVERY PREMIER GROUP VARIABLE CONTRACT ACCOUNT
[Exact Name of Registrant]

PRUDENTIAL INSURANCE COMPANY OF AMERICA
[Name of Depositor]

c/o Pruco Life Insurance Company
213 Washington Street
Newark, NJ 07102-2992

Depositor’s Telephone Number: (973) 802-7333

Christopher Sprague, Esq.
Vice President and Corporate Counsel
The Prudential Insurance Company of America
213 Washington Street, 15th Floor
Newark, New Jersey 07102-2992
[Name and Address of Agent for Service of Process]

_________________

It is proposed that this filing will become effective (check appropriate space):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485

[X]     on December 31, 2004 pursuant to paragraph (b) of Rule 485

[ ] 60 days after filing pursuant to paragraph(a) of Rule 485 —

[ ] on May 1, 2004 pursuant to paragraph (a) of Rule 485

Title of Securities Being Registered: Interests in Group Variable Annuity Contracts.

Note:

Registrant is filing this Post-Effective Amendment No. 6 to the Registration Statement for the purpose of including in the Registration Statement a Supplement to the Prospectus and Statement of Additional Information. The Supplement adds additional funds as investment options. The prospectus, statement of additional information and Part C that were filed as part of Post-Effective Amendment No. 5 filed with the SEC on April 30, 2004 are hereby incorporated by reference. Other than as set forth herein, this Post-Effective Amendment to the Registration Statement does not amend or delete any other part of the Registration Statement.

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

DISCOVERY PREMIER GROUP RETIREMENT ANNUITY

Supplement, dated December 31, 2004
To
Prospectus and Statement of Additional Information, each dated May 1, 2004

We are issuing this supplement to describe two new funds that are being made available under the Discovery Premier Group Retirement Annuity contracts. Other than the addition of these new variable investment options, we are making no changes to the contracts.

Under the section of the prospectus entitled “The Funds,” we add the following brief descriptions of each new variable investment option:

      Delaware VIP Trust
       Standard Shares

Delaware VIP Emerging Markets Series. The investment objective is long-term capital appreciation. The series normally invests at least 80% of its net assets in investments of emerging market issuers.

      PIMCO Variable Investment Trust
      Administrative Shares

Short-Term Portfolio. The investment objective is maximum current income, consistent with the preservation of capital and daily liquidity. The portfolio invests, under normal circumstances, at least 65% of its assets in a diversified portfolio of fixed income instruments of varying maturities.

To reflect the addition of the new variable investment options, we also make conforming changes to the following sections of the prospectus and Statement of Additional Information:

o	The list of fund families/funds set out on the prospectus cover page and the statement of additional information cover page;

o	The definition of “funds” in the Glossary section of the prospectus and the Definitions section within the Statement of Additional Information; and

o	The total number of funds referenced in various parts of the prospectus and Statement of Additional Information.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Prudential Discovery Premier Group Variable Contract Account, represents that this post-effective amendment is filed solely for one or more of the purposes specified in paragraph (b)(1) of Rule 485 under the Securities Act of 1933, and further represents that no material event requiring disclosure in the prospectus has occurred since the effective date of the most recent post-effective amendment to this registration statement, and the Registrant and the Depositor have duly caused this Registration Statement to be signed on their behalf, in the City of Newark, and State of New Jersey, on this 16th day of December, 2004.

                                The Prudential Discovery Premier Group Variable
                                Contract Account

                                ------------------------------------------------
                                                 (Registrant)

                                BY:  The Prudential Insurance Company of America

                                ------------------------------------------------
                                                 (Depositor)

By: /s/ C. Christopher Sprague

-------------------------------------
C. Christopher Sprague
Vice President, Corporate Counsel
-------------------------------------
(Signature and Title)

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Prudential Discovery Premier Group Variable Contract Account, represents that this post-effective amendment is filed solely for one or more of the purposes specified in paragraph (b)(1) of Rule 485 under the Securities Act of 1933, and further represents that no material event requiring disclosure in the prospectus has occurred since the effective date of the most recent post-effective amendment to this registration statement, and the Registrant and the Depositor have duly caused this Registration Statement to be signed on their behalf, in the City of Newark, and State of New Jersey, on this 16th day of December, 2004.

Signature and Title
-------------------

/s/           *
    -----------------------
    Arthur F. Ryan
    Chairman of the Board,
    President and Chief Executive
    Officer

/s/           *
    -----------------------
    Frederic K. Becker
    Director

/s/           *
    -----------------------
    Gaston Caperton
    Director

/s/               *
    -----------------------
    Gilbert Casellas
    Director

/s/           *
    -----------------------
    James G. Cullen
    Director

/s/           *
    -----------------------
    William H. Gray III
    Director

/s/           *
    -----------------------
    Jon F. Hanson
    Director

/s/           *
    -----------------------
    Glen H. Hiner
    Director

/s/           *
    -----------------------
    Constance J. Horner
    Director

/s/           *
    -----------------------
    Karl Krapek
    Director

/s/           *
    -----------------------
    Ida F.S. Schmertz
    Director

/s/           *
    -----------------------
    James A. Unruh
    Director

                                            * By: C. Christopher Sprague
                                                   ----------------------
                                                   C. Christopher Sprague
                                                   (Attorney-In-Fact)